Investment Strategy - (Allspring Managed Account CoreBuilder Shares Series EPI) - Allspring Managed Account CoreBuilder Shares Series EPI	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large capitalization U.S. companies.

The Fund invests principally in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies. We define large-capitalization companies as those with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was $5.20 billion to $3.85 trillion as of June 30, 2025 and is expected to change frequently. The Fund will also use an options overlay in an attempt to generate income.

The Fund’s portfolio managers attempt to incorporate a consistent, disciplined, and repeatable process that combines fundamental analysis with a proprietary valuation framework that seeks to exploit the price inefficiencies of high-quality companies relative to their future growth prospects. As part of its fundamental analysis, the portfolio management team looks for companies that they believe have a definable business franchise with a distinct competitive advantage, solid long term growth prospects, a strong financial condition and a high-quality management team with interests aligned with shareholders. In addition, we look to be aware of how sustainability considerations influence investment outcomes and believe ESG integration is a crucial part of risk management. In-house methodologies and scores are used to better understand and assess material ESG risks. The Fund may sell a security when it has met or exceeded the portfolio managers’ valuation expectations, when there has been a deterioration of the issuer’s fundamentals or to take advantage of a better investment opportunity.

The Fund also seeks to generate income through selling listed call options on a variety of underlying indices or securities (“underliers”), including U.S. and non-U.S. stock market indices (or related exchange-traded funds (“ETFs”)), and, to a lesser extent, futures contracts and individual securities. The Fund may sell call options with a notional value up to 250% of the value of the Fund’s portfolio. These transactions may create leverage. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the underlier and the exercise price of the option. The premium, the exercise price and the market price of the underlier determine the gain or loss realized by the Fund as the seller of the call option. The Fund may also use futures contracts in order to equitize cash.